PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Machinery and electronic equipment	958,951	1,343,230	206,451
Leasehold improvements	397,119	542,862	83,436
Motor vehicles	14,484	8,256	1,269
Construction in progress	63,351	223,535	34,357

	1,433,905	2,117,883	325,513
Less: accumulated depreciation	(486,400)	(810,413)	(124,559)

	947,505	1,307,470	200,954